Document and Entity Information	Feb. 11, 2025
Cover [Abstract]
Entity Registrant Name	Winchester Bancorp, Inc./MD/
Amendment Flag	false
Entity Central Index Key	0002047235
Document Type	8-K
Document Period End Date	Feb. 11, 2025
Entity Incorporation State Country Code	MD
Entity File Number	333-283752
Entity Tax Identification Number	33-3361275
Entity Address, Address Line One	661 Main Street
Entity Address, City or Town	Winchester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01890
City Area Code	(781)
Local Phone Number	729-2130
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false